Savings Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Company contribution to defined contribution plans	4.00%
Total expense for continuing operations	$ 57	$ 61	$ 56